Pension and Other Postretirement Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefits
Change in Net Benefit Obligation
Net benefit obligation at beginning of year	$ 521	$ 498
Service cost	25	19	16
Interest cost	29	28	28
Plan participants' contributions	1	1
Actuarial loss	43	11
Benefits paid	(36)	(35)
Change in plan		(1)
Net benefit obligation at end of year	583	521	498
Change in Plan Assets
Fair value of plan assets at beginning of year	429	374
Actual return on plan assets	15	45
Employer contributions	40	45
Benefits paid	(36)	(35)
Fair value of plan assets at end of year	448	429	374
Funded status at end of year	(135)	(92)
Amounts recognized in the consolidated balance sheets consist of:
Accounts payable and accrued liabilities	(6)	(5)
Other liabilities and deferred credits	(129)	(87)
Deferred tax assets	94	74
Accumulated other comprehensive loss	149	122
Amounts recognized in the accumulated other comprehensive loss consist of:
Unamortized net amount resulting from changes in defined benefit plan experience and actuarial assumptions, net of taxes	147	119
Unamortized amount resulting from changes in defined benefit plan provisions, net of taxes	2	3
Total	149	122
Amount amortized from accumulated other comprehensive income into net periodic benefit cost
Expense resulting from changes in plan experience and actuarial assumptions	19
Expense resulting from changes in plan provisions	1
Accumulated benefit obligation	531	479
Other Postretirement Benefits
Pension and Other Postretirement Benefits Plans
Plan benefits, participating employees age limit (in years)	65
Change in Net Benefit Obligation
Net benefit obligation at beginning of year	21	21
Service cost	1	1
Interest cost	1	1	1
Actuarial loss	1	1
Benefits paid	(1)	(3)
Net benefit obligation at end of year	23	21	21
Change in Plan Assets
Employer contributions	1	3
Benefits paid	(1)	(3)
Funded status at end of year	(23)	(21)
Amounts recognized in the consolidated balance sheets consist of:
Accounts payable and accrued liabilities	(2)	(2)
Other liabilities and deferred credits	(21)	(19)
Deferred tax assets	1
Accumulated other comprehensive loss	2
Amounts recognized in the accumulated other comprehensive loss consist of:
Unamortized net amount resulting from changes in defined benefit plan experience and actuarial assumptions, net of taxes	2
Total	$ 2
Other Postretirement Benefits | Minimum
Pension and Other Postretirement Benefits Plans
Employees' retirement age, eligible for participation in the plan (in years)	55
Other Postretirement Benefits | Maximum
Pension and Other Postretirement Benefits Plans
Employees' retirement age, eligible for participation in the plan (in years)	65